Tax-related balances - Summary Of Information About Offset Of Unrecognized Tax Losses (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	€ 287,863	€ 266,077
2015
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	47	47
2016
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	439	439
2017
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	56	56
2018
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	1,579	1,579
2019
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	3,318	3,318
2020
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	9,025	9,025
2021
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	122,456	122,456
2022
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	3,167	3,167
2023
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	41,962	41,962
2024
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	43,269	43,269
2025
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	40,759	40,759
2026
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	€ 21,786	€ 0